CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 $ / shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 1,658		¥ 1,180		¥ 670
Accounts payable	583,532	$ 89,688	526,461
Accrued expenses and other current liabilities	311,936	$ 47,944	138,841
Ordinary shares:
Par value | $ / shares						$ 0.0001
VIE [Member]
Accounts payable | ¥	4,715		1,198
Accrued expenses and other current liabilities | ¥	¥ 28,002		¥ 34,240
Common Class A [Member]
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	152,824,659	152,824,659	146,111,244
Shares outstanding	152,824,659	152,824,659	146,111,244
Common Class B [Member]
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738